Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Registrant Name	CARRIZO OIL & GAS INC
Amendment Flag	false
Entity Central Index Key	0001040593
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	TX
Entity File Number	000-29187-87
Entity Tax Identification Number	76-0415919
Entity Address, Address Line One	500 Dallas
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	328-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CRZO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false